Related Party Transactions (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2014	Nov. 30, 2012
Disclosure of transactions between related parties [line items]
Minimum percentage of significant equity interest			10.00%
Gain from disposition of subsidiary			$ 25,740	$ 57	$ 3,590
Written put options
Disclosure of transactions between related parties [line items]
Percentage of equity shares acquired						40.00%
Put Holder
Disclosure of transactions between related parties [line items]
Number of common stock shares issued		10,000
Consideration received on sale of subsidiary	$ 14,413
Number of common stock shares issued	90,000
Gain from disposition of subsidiary	$ 57
Put Holder | Written put options
Disclosure of transactions between related parties [line items]
Percentage of equity shares acquired							100.00%